Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options and Warrants

Note 7. Options and Warrants

The following is a summary of stock options issued pursuant to the 2012 Equity Incentive Plan:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Outstanding January 1, 2019	6,300,000	$0.0049	2.4	-
Granted	-	$-	-	-
Exercised	500,000	$0.01	-	-
Cancelled	-	$-	-	-
Outstanding March 31, 2019	5,800,000	$0.0045	2.2	$-
Exercisable March 31, 2019	5,800,000	$0.0045	2.2	$-

There was no stock based compensation expense for options for the periods ended March 31, 2019 and 2018. There will be no additional compensation expense recognized in future periods.

On January 25, 2019 we issued warrants to two Company executives in exchange for the cancellation of an aggregate of $348,312 of salary and interest accruals through December 31, 2018. The warrants were fully exercised as described in Note 6 above.

Note 8. Options

Stock based compensation expense for options issued pursuant to our 2012 Equity Incentive Plan for years ended December 31, 2018 and 2017 amounted to $0 and $7,312. There will be no additional compensation expense recognized in future periods.

The following is a summary of stock option issued to pursuant to the plan:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value at date of grant

Outstanding January 1, 2017	15,000,000	$0.0026	3.4	—
Granted	6,946,688	$.01	5.0	—
Exercised	—	$—	—	—
Cancelled	(4,700,000)	$(.0026)	—	—
Outstanding December 31, 2017	17,246,688	$0.0056	3.4	—
Granted	—	$—	—	—
Exercised	(10,946,688)	$(0.0059)	—	—
Cancelled	—	$—	—	—
Outstanding December 31, 2018	6,300,000	$0.0049	2.4	—
Exercisable December 31, 2018	6,300,000	$0.0049	2.4	—